Debt and Lease Liabilities - Maturities of Debt (Details) $ in Thousands, $ in Millions	Mar. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Maturity analysis for non-derivative financial liabilities
Principal amount	$ 221.3	$ 126,999,199
Unamortized Finance Costs		(1,207,057)
12 Months
Maturity analysis for non-derivative financial liabilities
Principal amount		4,110,404
Unamortized Finance Costs		(3,972)
2023
Maturity analysis for non-derivative financial liabilities
Principal amount		3,500,000
Unamortized Finance Costs		(3,387)
2024
Maturity analysis for non-derivative financial liabilities
Principal amount		10,000,000
Unamortized Finance Costs		(53,446)
2025
Maturity analysis for non-derivative financial liabilities
Principal amount		12,301,860
Unamortized Finance Costs		(124,505)
2026
Maturity analysis for non-derivative financial liabilities
Principal amount		8,800,930
Unamortized Finance Costs		(19,457)
Thereafter
Maturity analysis for non-derivative financial liabilities
Principal amount		88,286,005
Unamortized Finance Costs		$ (1,002,290)